Income Taxes	12 Months Ended
Dec. 31, 2015
Income Tax Disclosure [Abstract]
Income Taxes

19. INCOME TAXES

The income tax expense for the years ended December 31, 2015, 2014 and 2013 consists of the following:

SUMMARY OF INCOME TAX EXPENSE

Years Ended December 31,	2015	2014	2013
Current	$73	$4	$—
Deferred	1,124	1,313	297
Income tax expense	$1,197	$1,317	$297

19. INCOME TAXES (Continued)

Items that gave rise to significant portions of the deferred tax accounts at December 31, 2015 and 2014 are as follows:

DETAILS OF DEFERRED TAX LIABILITY, NET

December 31,	2015	2014
Deferred tax asset:
Allowance for loan losses	$7,613	$9,742
Impairments realized on investment securities	490	490
Fixed assets	3,002	4,720
Net operating loss carry forwards	111,335	111,593
Unrealized loss on investment securities	1,210	95
Alternative minimum tax credits	2,078	2,010
Other	6,270	6,603
Total deferred tax asset before valuation allowance	131,998	135,253
Less: valuation allowance	(128,793)	(132,646)
Deferred tax liability:
Goodwill amortization	2,734	1,610
Deferred loan costs	1,700	2,211
Other	295	300
Total deferred tax liability	4,729	4,121
Net deferred tax liability	$(1,524)	$(1,514)

The Company had $263.9 million of federal net operating loss carryforwards at December 31, 2015 of which $37.3 million will expire in 2030, $112.5 million will expire in 2031, $50.0 million will expire in 2032, $25.7 million will expire in 2033 and $38.6 million will expire in 2034. The Bank also has $323.7 million of state net operating loss carryforwards at December 31, 2015 of which $36.5 million expire in 2029, $74.7 million expire in 2030, $109.8 million expire in 2031, $45.2 million expire in 2032, $22.3 million expire in 2033 and $35.3 million expire in 2034. The Company’s alternative minimum tax credits of $2.1 million at December 31, 2015 have no expiration date.

At December 31, 2015, the Company had a valuation allowance of $128.8 million against the gross deferred tax asset as it is more likely than not that the full deferred tax asset will not be realized. Management considered all positive and negative evidence regarding the ultimate ability to fully realize the deferred tax assets, including past operating results and the forecast of future taxable income. In addition, the Company is a three-year cumulative loss company. The net deferred tax liability of $1.5 million relates primarily to deferred taxes owed on goodwill. Tax expense of $1.1 million and $1.3 million was recorded in 2015 and 2014, respectively, primarily relating to the deferred tax liability on the Company’s goodwill that is not available to offset existing deferred tax assets.

The provision for income taxes differs from that computed at the statutory rate as follows:

RECONCILIATION OF FEDERAL STATUTORY INCOME TAX

Years Ended December 31,	2015		2014		2013
	Amount	%	Amount	%	Amount	%
Income (loss) before income taxes	$11,417		$(28,491)		$(9,646)
Tax computed at statutory rate	3,996	35.0%	(9,972)	35.0%	(3,377)	35.0%
Increase (decrease) in charge resulting from:
State taxes, net of federal benefit	804	7.0	(1,606)	5.6	(635)	6.6
Tax exempt interest, net	(309)	(2.7)	(469)	1.7	(530)	5.5
BOLI	(715)	(6.3)	(664)	2.3	(659)	6.8
Valuation allowance	(3,853)	(33.7)	13,297	(46.7)	5,067	(52.5)
Other, net	1,274	11.2	731	(2.5)	431	(4.5)
Total income tax expense	$1,197	10.5%	$1,317	(4.6)%	$297	(3.1)%

19. INCOME TAXES (Continued)

FASB ASC 740 clarifies the accounting for income taxes by prescribing a minimum probability threshold that a tax position must meet before a financial statement benefit is recognized. The minimum threshold is defined in ASC 740 as a tax position that is more likely than not to be sustained upon examination by the applicable taxing authority, including resolution of any related appeals or litigation processes, based on the technical merits of the position. The tax benefit to be recognized is measured as the largest amount of benefit that has a greater than 50% likelihood of being realized upon ultimate settlement. ASC 740 was applied to all existing tax positions upon initial adoption. There was no liability for uncertain tax positions and no known unrecognized tax benefits at December 31, 2015 or 2014.

The Company recognizes, when applicable, interest and penalties related to unrecognized tax benefits in the provision for income taxes in the results of operations. As of December 31, 2015, the 2012 through 2015 tax years were subject to examination by the Internal Revenue Service (the “IRS”) and to state examination.  There are currently no IRS examinations in process, and the Company was recently notified by New Jersey of its intention to audit the 2012 through 2014 tax years.